Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000803020
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Oberweis Small-Cap Opportunities Fund's investment objective is to maximize capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The Fund's investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers small-cap companies as those, at the time of initial investment, with a market capitalization of less than $5 billion or with a market capitalization within the range of the holdings of the Russell 2000 Index. The Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM's fundamental analysis entails an evaluation of an individual company's future growth prospects. OAM's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund's portfolio, and as a result, the Fund's portfolio turnover rate may be high.

The Fund primarily invests in companies headquartered in the United States. The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth - potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst - a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change - a business that is experiencing change - often from a new product, a new management team or a regulatory change - as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM's forecasts and consensus analyst expectations.

Limited Analyst Coverage - a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability - a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage - profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation - undervalued based on OAM's growth forecasts and historical valuation metrics afforded the company and/or peers.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation.

Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Equity Securities Risk

Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, or a particular company.

Small-sized Company Risk

The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Portfolio Turnover Risk

In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Risk, Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund's Investor Class shares has varied over time. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund's Investor Class shares has varied over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-245-7311
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	oberweisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
2Q 2009 30.40%	4Q 2018 -21.41%

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.31%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.52%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.97%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	rr_RedemptionFeeOverRedemption	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	611
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,091
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,416
Annual Return 2009	rr_AnnualReturn2009	63.49%
Annual Return 2010	rr_AnnualReturn2010	27.72%
Annual Return 2011	rr_AnnualReturn2011	(3.88%)
Annual Return 2012	rr_AnnualReturn2012	8.24%
Annual Return 2013	rr_AnnualReturn2013	48.87%
Annual Return 2014	rr_AnnualReturn2014	(5.31%)
Annual Return 2015	rr_AnnualReturn2015	5.10%
Annual Return 2016	rr_AnnualReturn2016	7.38%
Annual Return 2017	rr_AnnualReturn2017	25.54%
Annual Return 2018	rr_AnnualReturn2018	(7.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.41%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.94%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.22%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.45%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	rr_RedemptionFeeOverRedemption	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	962
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,154
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%	[2]

[1]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.55% and 1.30% of average daily net assets excluding any interest, taxes, brokerage commissions and extraordinary expenses for Investor Class and Institutional Class shares, respectively, (the "expense limitation"), however, the adviser is not obligated to reimburse the Fund for any amounts in excess of fees paid to the adviser. The contractual arrangement continues in force until April 30, 2020. Except for termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund's expenses to exceed the expense limitation in place at the time of the reimbursement.
[2]	Since the inception of the Institutional Class on May 1, 2017.